Stock-Based Compensation - Restricted Share Units (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Performance-Based Restricted Share Units
Shares Granted
Outstanding at the beginning of the year (in shares)	4	129	108
Awarded (in shares)	98	191	155
Vested (in shares)	(4)	(126)	(102)
Cancelled (in shares)	(39)	(190)	(32)
Outstanding at the end of the year (in shares)	59	4	129
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 87.14	$ 50.32	$ 27.00
Awarded (in dollars per share)	64.33	86.63	50.45
Vested (in dollars per share)	87.14	50.32	27.00
Cancelled (in dollars per share)	69.14	86.90	46.42
Outstanding at the end of the year (in dollars per share)	$ 61.17	$ 87.14	$ 50.32
Unrecognized compensation cost	$ 400	$ 20
Service-Based Restricted Share Units
Shares Granted
Outstanding at the beginning of the year (in shares)	2,756	3,267	5,458
Awarded (in shares)	2,313	1,406	581
Vested (in shares)	(1,374)	(1,757)	(2,406)
Cancelled (in shares)	(183)	(160)	(366)
Outstanding at the end of the year (in shares)	3,512	2,756	3,267
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 48.62	$ 25.45	$ 17.23
Awarded (in dollars per share)	45.49	68.18	62.87
Vested (in dollars per share)	37.60	21.59	17.01
Cancelled (in dollars per share)	48.48	44.00	17.72
Outstanding at the end of the year (in dollars per share)	$ 50.89	$ 48.62	$ 25.45
Unrecognized compensation cost	$ 150,700
Expected weighted-average recognition period for unrecognized compensation cost	3 years 2 months 12 days
Total fair value vested	$ 51,700	$ 37,900	$ 40,900